Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
SanJac Alpha Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Core Plus Bond ETF
Class Name	SanJac Alpha Core Plus Bond ETF
Trading Symbol	SJCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjcp. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjcp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM JUNE 1, 2025 TO NOVEMBER 30, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SanJac Alpha Core Plus Bond ETF	$33	0.65%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 3,046,415
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 5,732
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$3,046,415
Number of Holdings	18
Net Advisory Fee Paid	$5,732
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of November 30, 2025)

Security Type[1]	(% of Net Assets)
U.S. Treasury Bills	40.0%
U.S. Treasury Securities	25.4%
Exchange Traded Debt	21.6%
Real Estate Investment Trusts - Preferred Stock	5.6%
Real Estate Investment Trusts - Common Stock	2.8%
Collateralized Mortgage Obligations	2.4%
Cash & Other	2.2%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	40.0%
United States Treasury Inflation Indexed Bonds	13.9%
United States Treasury Note/Bond	11.5%
PennyMac Mortgage Investment Trust	10.4%
Chimera Investment Corp.	6.6%
Babcock & Wilcox Enterprises, Inc.	5.0%
Rithm Capital Corp.	4.5%
Dynex Capital, Inc.	1.8%
NextEra Energy Capital Holdings, Inc.	1.7%
Government National Mortgage Association	1.6%
[2]
Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjcp
SanJac Alpha Low Duration ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Low Duration ETF
Class Name	SanJac Alpha Low Duration ETF
Trading Symbol	SJLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjld. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM JUNE 1, 2025 TO NOVEMBER 30, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SanJac Alpha Low Duration ETF	$18	0.35%
[3]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 2,293,071
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 2,214
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$2,293,071
Number of Holdings	13
Net Advisory Fee Paid	$2,214
Portfolio Turnover Rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (as of November 30, 2025)

Security Type	(% of Net Assets)
U.S. Treasury Securities	33.4%
Exchange Traded Debt	27.9%
U.S. Treasury Bills	27.1%
Cash and Other	11.6%

Top Issuers	(% of Net Assets)
United States Treasury Bills	27.1%
United States Treasury Inflation Indexed Bonds	22.5%
United States Treasury Note/Bond	10.9%
PennyMac Mortgage Investment Trust	10.5%
Babcock & Wilcox Enterprises, Inc.	4.9%
Pacific Gas and Electric Co.	4.3%
AG Mortgage Investment Trust, Inc.	3.3%
MFA Financial, Inc.	3.3%
Chimera Investment Corp.	1.5%

Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjld

[1]
*	Annualized

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized